SCHEDULE OF SELLING AND MARKETING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling And Marketing
Salaries and related expenses	$ 3,692,000	$ 3,343,000	$ 2,601,000
Advertising and marketing	585,000	865,000	1,739,000
Travel and conferences	203,000	157,000	169,000
Total	$ 4,480,013	$ 4,364,994	$ 4,508,901